January 1, 1998
                         THE DREYFUS FUND INCORPORATED
                           SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1997
                           AS REVISED, AUGUST 7, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                   026s0198